Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Investments
Investments

5. Investments

Unrealized gains and losses

The following tables present cost or amortized cost and fair values of investment in fixed maturities as of September 30, 2021 and December 31, 2020 ($ in millions):

		Gross Unrealized		Fair
	Cost or Amortized Cost	Gains	Losses	Value
September 30, 2021
Corporate debt securities	$588.0	$—	$(0.9)	$587.1
U.S. Government obligations	110.0	0.1	(0.2)	109.9
Municipal securities	0.6	—	—	0.6
Total	$698.6	$0.1	$(1.1)	$697.6

December 31, 2020
Corporate debt securities	$—	$—	$—	$—
U.S. Government obligations	6.4	0.2	—	6.6
Municipal securities	—	—	—	—
Total	$6.4	$0.2	$—	$6.6

Gross unrealized losses amounted to $1.1 million as of September 30, 2021 and less than $0.1 million as of December 31, 2020. Gross unrealized gains and losses were recorded as a component of accumulated other comprehensive income.

Contractual maturities of bonds

The following table presents the cost or amortized cost and estimated fair value of investments in fixed maturities as of September 30, 2021 by contractual maturity ($ in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	September 30, 2021
	Cost or
	Amortized
	Cost	Fair Value
Due in one year or less	$31.0	$31.0
Due after one year through five years	667.6	666.6
Due after five years through ten years	—	—
Due after ten years	—	—
Total	$698.6	$697.6

Net investment income

An analysis of net investment income follows ($ in millions):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Interest on cash and cash equivalents	$0.1	$0.1	$0.4	$0.9
Fixed maturities	0.6	0.1	0.7	0.1
Short-term investments	—	—	—	0.3
	0.7	$0.2	1.1	1.3
Investment expense	0.1	—	0.1	—
Net investment income	$0.6	$0.2	$1.0	$1.3

Investment gains and losses

The Company had pre-tax net realized capital losses of $0.2 million for the three and nine months ended September 30, 2021. There were no pre-tax net realized capital gains or losses for the three and nine months ended September 30, 2020.

Aging of gross unrealized losses

The following table presents the gross unrealized losses and related fair values for the Company’s investment in fixed maturities, grouped by duration of time in a continuous unrealized loss position as of September 30, 2021 and December 31, 2020 ($ in millions):

	Less than 12 Months		12 Months or More		Total
	Gross Unrealized		Gross Unrealized		Gross Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
September 30, 2021
Corporate debt securities	$504.8	$(0.9)	$—	$—	$504.8	$(0.9)
U.S. Government obligations	103.9	(0.2)	—	—	103.9	(0.2)
Municipal securities	—	—	—	—	—	—
Total	$608.7	$(1.1)	$—	$—	$608.7	$(1.1)

	Less than 12 Months		12 Months or More		Total
	Gross Unrealized		Gross Unrealized		Gross Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2020
Corporate debt securities	$—	$—	$—	$—	$—	$—
U.S. Government obligations	—	—	—	—	—	—
Municipal securities	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

Gross unrealized losses for investment in fixed maturities for twelve months or more was less than $0.1 million for both September 30, 2021 and December 31, 2020.

The gross unrealized investment losses as of September 30, 2021 and December 31, 2020, were deemed to be temporary, based on, among other things:

●	the duration of time and the relative magnitude to which fair values of these investments have been below their amortized cost was not indicative of an other than temporary impairment loss;
●	the absence of compelling evidence that would cause the Company to call into question the financial condition or near-term prospects of the issuer of the investment; and
●	the Company’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

The Company may ultimately record a realized loss after having originally concluded that the decline in value was temporary. Risks and uncertainties are inherent in the methodology the Company uses to assess other-than-temporary declines in value. Risks and uncertainties could include, but are not limited to, incorrect assumptions about financial condition, liquidity or future prospects, inadequacy of any underlying collateral, and unfavorable changes in economic conditions or social trends, interest rates or credit ratings.

As of September 30, 2021, one of the investments in fixed maturities was held in unrealized loss position for 12 months or more, and none as of December 31, 2020.

5. Investments

The following tables present cost or amortized cost and fair values of investments at December 31, 2020 and 2019, respectively ($ in millions):

	Cost or	Gross
	Amortized	Unrealized		Fair
	Cost	Gains	Losses	Value
December 31, 2020
U.S. Government obligations	$6.4	$0.2	$—	$6.6
Total	$6.4	$0.2	$—	$6.6
December 31, 2019
U.S. Government obligations	$5.8	$0.1	$—	$5.9
Total	$5.8	$0.1	$—	$5.9

Gross unrealized losses were less than $0.1 million for U.S. Government obligations as of December 31, 2020 and 2019. Gross unrealized gains and losses are recorded as a component of accumulated other comprehensive income.

Contractual maturities of bonds

The following table presents the cost or amortized cost and estimated fair value of bonds as of December 31, 2020 by contractual maturity ($ in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Cost or
	Amortized
	Cost	Fair Value
Due in one year or less	$—	$—
Due after one year through five years	6.4	6.6
Due after five years through ten years	—	—
Due after ten years	—	—
Total	$6.4	$6.6

Aging of gross unrealized losses

The following tables present the gross unrealized losses and related fair values for the Company’s available-for-sale bond securities, grouped by duration of time in a continuous unrealized loss position, as of December 31, 2020 and 2019 ($ in millions):

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2020
U.S. Government obligations	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—
December 31, 2019
U.S. Government obligations	$0.2	$—	$2.2	$—	$2.4	$—
Total	$0.2	$—	$2.2	$—	$2.4	$—

Gross unrealized losses for U.S. Government obligations was less than $0.1 million for twelve months or more as of December 31, 2020 and 2019, respectively.

The gross unrealized investment losses as of December 31, 2020 and 2019, respectively, were deemed to be temporary, based on, among other things:

●	the duration of time and the relative magnitude to which fair values of these investments have been below their amortized cost was not indicative of an OTTI loss;
●	the absence of compelling evidence that would cause the Company to call into question the financial condition or near-term prospects of the issuer of the investment; and
●	the Company’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

The Company may ultimately record a realized loss after having originally concluded that the decline in value was temporary. Risks and uncertainties are inherent in the methodology the Company uses to assess other-than-temporary declines in value. Risks and uncertainties could include, but are not limited to, incorrect assumptions about financial condition, liquidity or future prospects, inadequacy of any underlying collateral, and unfavorable changes in economic conditions or social trends, interest rates or credit ratings.

As of December 31, 2020, none of the debt securities held were in an unrealized loss position. As of December 31, 2019, the Company held a total of nine debt securities, four of which were in an unrealized loss position continuously for 12 months or more.

Special deposits

Bonds with a total carrying value of $6.5 million and $5.6 million at December 31, 2020 and 2019, respectively, which are included in fixed maturities available-for-sale on the balance sheets were deposited with various state insurance departments, as required, to comply with state insurance laws. The carrying value of bonds deposited with each respective state is as follows ($ in millions):

	December 31,
U.S. State	2020	2019
New York	$2.8	$2.1
Washington	1.2	1.1
Colorado	1.1	1.1
North Carolina	0.3	0.3
New Mexico	0.3	0.3
Virginia	0.3	0.3
Florida	0.2	—
Nevada	0.2	0.2
Arkansas	—	0.1
Massachusetts	0.1	0.1
Total	$6.5	$5.6

Net investment income

An analysis of net investment income follows ($ in millions):

	December 31,
	2020	2019	2018
Interest on cash and cash equivalents	$1.0	$2.8	$1.0
Bonds	0.1	0.1	0.1
Short-term investments	0.4	0.5	0.2
Net investment income	$1.5	$3.4	$1.3

Investment gains and losses

The Company had no pre-tax net realized capital gains or losses for the years ended December 31, 2020, 2019 and 2018.